income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 446	$ 604
Revaluation of deferred income tax liability to reflect future income tax rates	(6)	(124)
Adjustments recognized in the current period for income taxes of prior periods	(20)	(17)
Other	31	5
Income taxes	$ 451	$ 468
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	26.10%	26.90%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a percent)	(0.40%)	(5.50%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(1.30%)	(0.80%)
Tax rate effect for other (as a percent)	1.90%	0.20%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	26.30%	20.80%